PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Opening Balance	$ 9,542,335	$ 8,955,666
Changes
Additions	845,363	1,138,154
Business combination	689
Disposals	(12,297)	(14,697)
Withdrawals	(15,467)	(9,584)
Depreciation	(635,264)	(453,111)
Impairment loss recognized in profit or loss	(69,751)	(144,154)
Increase (decrease) through net exchange differences	70,717	59,738
Reclassification of assets held for sale	(68,964)	(22)
Transfers from construction in progress closed and reclassifications	0	0
Reclassification from lease to Property, plant and equipment	455	10,345
Decrease through transfers of leasing assets	(50,700)
Total changes	64,781	586,669
Closing balance	9,607,116	9,542,335
Construction work in progress [member]
Statement [Line Items]
Opening Balance	3,592,689	2,822,874
Changes
Additions	686,387	1,076,619
Business combination	0
Disposals	(242)	(18)
Withdrawals	(1,659)	(2,573)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	2,717	53
Reclassification of assets held for sale	(2,524)	0
Transfers from construction in progress closed and reclassifications	(3,665,944)	(304,266)
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	(2,981,265)	769,815
Closing balance	611,424	3,592,689
Land [Member]
Statement [Line Items]
Opening Balance	893,237	888,465
Changes
Additions	20,611	2,003
Business combination	0
Disposals	(2,348)	(9,747)
Withdrawals	(266)	(391)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	9,635	11,769
Reclassification of assets held for sale	(38,647)	347
Transfers from construction in progress closed and reclassifications	0	791
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	(11,015)	4,772
Closing balance	882,222	893,237
Buildings [member]
Statement [Line Items]
Opening Balance	2,085,868	2,165,318
Changes
Additions	41,435	13,230
Business combination	19
Disposals	(1,669)	(1,571)
Withdrawals	(1,533)	(569)
Depreciation	(218,546)	(132,521)
Impairment loss recognized in profit or loss	(20,883)	(25,611)
Increase (decrease) through net exchange differences	14,069	10,308
Reclassification of assets held for sale	(5,384)	68
Transfers from construction in progress closed and reclassifications	1,881,380	57,216
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	1,688,888	(79,450)
Closing balance	3,774,756	2,085,868
Plant and equipment [Member]
Statement [Line Items]
Opening Balance	2,760,925	2,915,611
Changes
Additions	63,303	26,102
Business combination	428
Disposals	(7,087)	(2,788)
Withdrawals	(11,957)	(5,319)
Depreciation	(394,057)	(305,572)
Impairment loss recognized in profit or loss	(48,527)	(118,026)
Increase (decrease) through net exchange differences	41,432	36,234
Reclassification of assets held for sale	(17,628)	(437)
Transfers from construction in progress closed and reclassifications	1,717,243	210,682
Reclassification from lease to Property, plant and equipment	455	4,438
Decrease through transfers of leasing assets	(29,573)
Total changes	1,314,032	(154,686)
Closing balance	4,074,957	2,760,925
IT Equipment [member]
Statement [Line Items]
Opening Balance	22,642	23,516
Changes
Additions	1,135	815
Business combination	0
Disposals	(839)	(221)
Withdrawals	(14)	(286)
Depreciation	(8,954)	(6,326)
Impairment loss recognized in profit or loss	(322)	(4)
Increase (decrease) through net exchange differences	177	143
Reclassification of assets held for sale	(326)	0
Transfers from construction in progress closed and reclassifications	29,160	4,997
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	20,017	(874)
Closing balance	42,659	22,642
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	11,017	13,563
Changes
Additions	329	808
Business combination	13
Disposals	(5)	(273)
Withdrawals	(14)	(15)
Depreciation	(3,425)	(3,071)
Impairment loss recognized in profit or loss	(14)	(521)
Increase (decrease) through net exchange differences	46	82
Reclassification of assets held for sale	(67)	0
Transfers from construction in progress closed and reclassifications	4,915	444
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	1,778	(2,546)
Closing balance	12,795	11,017
Motor vehicles [member]
Statement [Line Items]
Opening Balance	45,927	13,678
Changes
Additions	5,379	462
Business combination	2
Disposals	(107)	(62)
Withdrawals	(24)	(80)
Depreciation	(8,852)	(4,477)
Impairment loss recognized in profit or loss	(5)	0
Increase (decrease) through net exchange differences	1,441	503
Reclassification of assets held for sale	(4,388)	0
Transfers from construction in progress closed and reclassifications	32,432	29,996
Reclassification from lease to Property, plant and equipment	0	5,907
Decrease through transfers of leasing assets	(21,127)
Total changes	4,751	32,249
Closing balance	50,678	45,927
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	130,030	112,641
Changes
Additions	26,784	18,115
Business combination	227
Disposals	0	(17)
Withdrawals	0	(351)
Depreciation	(1,430)	(1,144)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	1,200	646
Reclassification of assets held for sale	0	0
Transfers from construction in progress closed and reclassifications	814	140
Reclassification from lease to Property, plant and equipment	0	0
Decrease through transfers of leasing assets	0
Total changes	27,595	17,389
Closing balance	$ 157,625	$ 130,030